Noncontrolling Interest (Noncontrolling Interest In Equity Subsidiaries) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Abstract]
Verizon Wireless	$ 49,165	$ 47,557
Wireless partnerships	773	786
Total noncontrolling interest	$ 49,938	$ 48,343